Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive (Loss) Income

20. ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The following is a continuity schedule of accumulated other comprehensive (loss) income:

	2014	2013	2012
Accumulated net unrealized (loss) gain on translation of net investment in foreign operations
Balance, beginning of year	$454	$629	$547
Net unrealized (loss) gain	(681)	(133)	86
Repurchase of shares under normal course issuer bids [note 19]	(28)	(42)	(4)

Balance, end of year	(255)	454	629

Accumulated net unrealized (loss) gain on cash flow hedges [b]
Balance, beginning of year	(20)	34	(23)
Net unrealized (loss) gain	(103)	(39)	75
Reclassification of net loss (gain) to net income [a]	10	(15)	(18)

Balance, end of year	(113)	(20)	34

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(117)	(168)	(107)
Net unrealized (loss) gain	(72)	44	(72)
Reclassification of net loss to net income [a]	3	7	11

Balance, end of year	(186)	(117)	(168)

Accumulated net unrealized (loss) gain on available-for-sale investments
Balance, beginning of year	(4)	1	5
Net unrealized loss	—	(5)	(4)

Balance, end of year	(4)	(4)	1

Total accumulated other comprehensive (loss) income [c]	$(558)	$313	$496

[a]	The effects on net income of amounts reclassified from AOCI, with presentation location, were as follows:

	2014	2013	2012
Cash flow hedges
Sales	$(28)	$3	$24
Cost of sales	17	18	(1)
Income tax	1	(6)	(5)

Net of tax	(10)	15	18

Other long-term liabilities
Cost of sales	(4)	(8)	(14)
Income tax	1	1	3

Net of tax	(3)	(7)	(11)

Total (loss) gain reclassified to net income	$(13)	$8	$7

[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive income is as follows:

	2014	2013	2012
Accumulated net unrealized (loss) gain on cash flow hedges
Balance, beginning of year	$4	$(13)	$12
Net unrealized loss (gain)	41	11	(30)
Reclassification of net (loss) gain to net income	(1)	6	5

Balance, end of year	44	4	(13)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	14	36	24
Net unrealized loss (gain)	23	(21)	15
Reclassification of net loss to net income	(1)	(1)	(3)

Balance, end of year	36	14	36

Total income tax benefit	$80	$18	$23

[c]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2015 is $55 million [net of income tax of $21 million].